Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000106459 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX) returned 7.12% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	7.12%	4.96%	5.78%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 109,772,663
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$109,772,663
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.8%
Equity	22.7%
International equity	11.1%
U.S. large cap	6.6%
Large blend	5.0%
Fixed income	58.9%
Intermediate bond	28.2%
Short-term bond	12.0%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.4%
High yield bond	3.9%
Alternative and specialty	7.2%
Sector equity	5.4%
Absolute return	1.8%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113503 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX) returned 6.61% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	6.61%	4.46%	5.25%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 109,772,663
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$109,772,663
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.8%
Equity	22.7%
International equity	11.1%
U.S. large cap	6.6%
Large blend	5.0%
Fixed income	58.9%
Intermediate bond	28.2%
Short-term bond	12.0%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.4%
High yield bond	3.9%
Alternative and specialty	7.2%
Sector equity	5.4%
Absolute return	1.8%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153956 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX) returned 6.89% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	6.89%	4.82%	5.65%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 109,772,663
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$109,772,663
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.8%
Equity	22.7%
International equity	11.1%
U.S. large cap	6.6%
Large blend	5.0%
Fixed income	58.9%
Intermediate bond	28.2%
Short-term bond	12.0%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.4%
High yield bond	3.9%
Alternative and specialty	7.2%
Sector equity	5.4%
Absolute return	1.8%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037307 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX) returned 6.70% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	1.30%	3.44%	4.81%
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)—excluding sales charge	6.70%	4.51%	5.34%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 109,772,663
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$109,772,663
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.8%
Equity	22.7%
International equity	11.1%
U.S. large cap	6.6%
Large blend	5.0%
Fixed income	58.9%
Intermediate bond	28.2%
Short-term bond	12.0%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.4%
High yield bond	3.9%
Alternative and specialty	7.2%
Sector equity	5.4%
Absolute return	1.8%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037309 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX) returned 7.08% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	7.08%	4.89%	5.72%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 109,772,663
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$109,772,663
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.8%
Equity	22.7%
International equity	11.1%
U.S. large cap	6.6%
Large blend	5.0%
Fixed income	58.9%
Intermediate bond	28.2%
Short-term bond	12.0%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.4%
High yield bond	3.9%
Alternative and specialty	7.2%
Sector equity	5.4%
Absolute return	1.8%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037340 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX) returned 7.55% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	7.55%	5.22%	6.15%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 154,847,703
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037330 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX) returned 7.15% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	1.83%	3.78%	5.22%
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)—excluding sales charge	7.15%	4.85%	5.76%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 154,847,703
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153957 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class I/JHREX) returned 7.47% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	7.47%	5.14%	6.08%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 154,847,703
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113504 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX) returned 6.98% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	6.98%	4.76%	5.66%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 154,847,703
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037338 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX) returned 7.45% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	7.45%	5.24%	6.05%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 154,847,703
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037339 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX) returned 7.41% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	7.41%	5.18%	6.12%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 154,847,703
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106460 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX) returned 7.58% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	7.58%	5.28%	6.21%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 154,847,703
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$154,847,703
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	29.1%
International equity	12.7%
U.S. large cap	8.3%
Large blend	6.8%
U.S. mid cap	1.3%
Fixed income	53.9%
Intermediate bond	27.0%
Short-term bond	9.7%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.6%
Alternative and specialty	7.1%
Sector equity	5.4%
Absolute return	1.7%
Unaffiliated investment companies	2.4%
Equity	2.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106461 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX) returned 7.82% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	7.82%	5.58%	6.71%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 362,655,777
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037350 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX) returned 7.86% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	7.86%	5.53%	6.67%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 362,655,777
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037349 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX) returned 7.57% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	7.57%	5.32%	6.45%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 362,655,777
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113505 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX) returned 7.43% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	7.43%	5.07%	6.19%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 362,655,777
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153958 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX) returned 7.77% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	7.77%	5.47%	6.62%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 362,655,777
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037341 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX) returned 7.47% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	2.09%	4.07%	5.73%
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)—excluding sales charge	7.47%	5.15%	6.27%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 362,655,777
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037351 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX) returned 7.75% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	7.75%	5.52%	6.67%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 362,655,777
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$362,655,777
Total number of portfolio holdings	97
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	35.2%
International equity	14.0%
Large blend	9.3%
U.S. large cap	9.0%
U.S. mid cap	2.1%
U.S. small cap	0.5%
Emerging-market equity	0.3%
Fixed income	49.1%
Intermediate bond	25.2%
Short-term bond	8.1%
Multi-sector bond	4.8%
Emerging-market debt	4.7%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	2.6%
Equity	2.6%
U.S. Government	6.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037362 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX) returned 8.38% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	8.38%	6.19%	7.40%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 712,257,384
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037352 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX) returned 8.05% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	2.61%	4.73%	6.47%
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)—excluding sales charge	8.05%	5.81%	7.02%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 712,257,384
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153959 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX) returned 8.30% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	8.30%	6.11%	7.35%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 712,257,384
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113506 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX) returned 7.93% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	7.93%	5.71%	6.93%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 712,257,384
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037360 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX) returned 8.25% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	8.25%	5.98%	7.19%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 712,257,384
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037361 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX) returned 8.48% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	8.48%	6.18%	7.40%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 712,257,384
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106462 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX) returned 8.43% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from intermediate-term bonds, short-term bonds, short-term U.S. Treasury Inflation Protected Securities and emerging-markets debt.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	8.43%	6.24%	7.46%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 712,257,384
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$712,257,384
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.2%
Equity	41.4%
International equity	15.4%
U.S. large cap	12.2%
Large blend	9.1%
U.S. mid cap	2.9%
Emerging-market equity	1.3%
U.S. small cap	0.5%
Fixed income	43.8%
Intermediate bond	23.3%
Short-term bond	6.2%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	7.0%
Sector equity	5.3%
Absolute return	1.7%
Unaffiliated investment companies	3.2%
Equity	3.2%
U.S. Government	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106463 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX) returned 9.62% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	9.62%	7.14%	8.26%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,077,515,935
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037372 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX) returned 9.57% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	9.57%	7.08%	8.20%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,077,515,935
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037371 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX) returned 9.38% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	9.38%	6.87%	7.98%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,077,515,935
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113507 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX) returned 9.15% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	9.15%	6.61%	7.73%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,077,515,935
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153960 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX) returned 9.48% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	9.48%	7.03%	8.15%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,077,515,935
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037363 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX) returned 9.24% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	3.78%	5.61%	7.27%
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)—excluding sales charge	9.24%	6.69%	7.82%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,077,515,935
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037373 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX) returned 9.57% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	9.57%	7.09%	8.21%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,077,515,935
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,077,515,935
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	54.0%
International equity	18.4%
U.S. large cap	16.9%
Large blend	11.9%
U.S. mid cap	4.2%
Emerging-market equity	2.1%
U.S. small cap	0.5%
Fixed income	32.9%
Intermediate bond	18.3%
Short-term bond	4.4%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.1%
Sector equity	4.4%
Absolute return	1.7%
Unaffiliated investment companies	3.8%
Equity	3.8%
U.S. Government	3.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037384 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX) returned 10.53% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	10.53%	8.03%	8.92%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,107,868,931
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037374 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX) returned 10.26% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	4.73%	6.54%	7.97%
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)—excluding sales charge	10.26%	7.64%	8.53%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,107,868,931
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153961 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX) returned 10.42% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	10.42%	7.92%	8.82%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,107,868,931
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113508 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX) returned 10.09% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	10.09%	7.54%	8.43%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,107,868,931
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037382 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX) returned 10.40% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	10.40%	7.84%	8.71%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,107,868,931
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037383 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX) returned 10.63% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	10.63%	8.02%	8.91%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,107,868,931
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106464 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX) returned 10.69% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	10.69%	8.08%	8.97%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,107,868,931
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,107,868,931
Total number of portfolio holdings	98
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	64.4%
International equity	21.3%
U.S. large cap	20.6%
Large blend	13.5%
U.S. mid cap	5.5%
Emerging-market equity	2.9%
U.S. small cap	0.6%
Fixed income	24.3%
Intermediate bond	15.7%
Emerging-market debt	2.9%
Short-term bond	2.6%
High yield bond	2.1%
Multi-sector bond	0.8%
Bank loan	0.2%
Alternative and specialty	4.8%
Sector equity	3.3%
Absolute return	1.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106465 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX) returned 11.72% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	11.72%	9.03%	9.63%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 960,183,897
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037394 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX) returned 11.62% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	11.62%	8.97%	9.57%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 960,183,897
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037393 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX) returned 11.44% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	11.44%	8.76%	9.36%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 960,183,897
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113509 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX) returned 11.14% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	11.14%	8.48%	9.08%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 960,183,897
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153962 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX) returned 11.57% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	11.57%	8.92%	9.51%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 960,183,897
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037385 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX) returned 11.28% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	5.67%	7.47%	8.63%
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)—excluding sales charge	11.28%	8.59%	9.18%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 960,183,897
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037395 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX) returned 11.75% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with a notable contribution coming from intermediate-term bonds.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on the performance of STRIPS.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	11.75%	8.99%	9.58%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 960,183,897
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,183,897
Total number of portfolio holdings	93
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	74.4%
International equity	24.2%
U.S. large cap	23.8%
Large blend	15.2%
U.S. mid cap	6.8%
Emerging-market equity	3.5%
U.S. small cap	0.9%
Fixed income	15.5%
Intermediate bond	9.3%
Short-term bond	2.1%
Emerging-market debt	2.0%
High yield bond	1.5%
Multi-sector bond	0.6%
Alternative and specialty	3.7%
Sector equity	2.2%
Absolute return	1.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037406 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLJOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX) returned 12.46% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	12.46%	9.73%	9.96%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 948,047,921
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037396 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX) returned 12.12% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	6.52%	8.23%	9.00%
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)—excluding sales charge	12.12%	9.35%	9.57%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 948,047,921
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153963 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class I/JHROX) returned 12.41% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	12.41%	9.65%	9.89%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 948,047,921
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113510 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX) returned 12.05% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	12.05%	9.24%	9.47%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 948,047,921
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037404 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX) returned 12.34% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	12.34%	9.51%	9.75%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 948,047,921
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037405 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX) returned 12.61% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	12.61%	9.74%	9.97%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 948,047,921
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106466 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX) returned 12.62% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, short-term bonds, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	12.62%	9.78%	10.02%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 948,047,921
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$948,047,921
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.5%
Equity	83.0%
U.S. large cap	27.0%
International equity	25.8%
Large blend	16.2%
U.S. mid cap	8.1%
Emerging-market equity	4.7%
U.S. small cap	1.2%
Fixed income	7.9%
Intermediate bond	4.2%
Short-term bond	1.6%
Emerging-market debt	1.2%
High yield bond	0.9%
Alternative and specialty	2.6%
Absolute return	1.5%
Sector equity	1.1%
Unaffiliated investment companies	5.7%
Equity	5.7%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106467 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX) returned 13.18% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	13.18%	10.03%	10.13%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 649,812,704
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037416 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLKHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX) returned 13.14% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	13.14%	9.98%	10.08%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 649,812,704
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037415 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX) returned 12.89% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	12.89%	9.75%	9.85%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 649,812,704
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113511 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX) returned 12.56% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	12.56%	9.47%	9.58%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 649,812,704
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153964 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX) returned 13.00% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	13.00%	9.91%	10.01%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 649,812,704
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037407 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX) returned 12.73% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	7.12%	8.47%	9.12%
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)—excluding sales charge	12.73%	9.59%	9.68%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 649,812,704
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037417 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLKOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX) returned 13.09% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	13.09%	9.97%	10.08%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 649,812,704
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$649,812,704
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.6%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138478 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLKUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX) returned 13.08% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	13.08%	9.98%	10.08%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 453,937,936
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138479 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX) returned 12.65% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	7.03%	8.45%	9.12%
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)—excluding sales charge	12.65%	9.57%	9.68%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 453,937,936
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153974 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX) returned 12.92% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	12.92%	9.89%	10.01%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 453,937,936
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138473 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX) returned 12.57% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	12.57%	9.47%	9.63%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 453,937,936
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138475 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX) returned 12.98% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	12.98%	9.86%	9.96%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 453,937,936
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138476 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX) returned 13.14% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	13.14%	9.98%	10.08%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 453,937,936
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138477 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX) returned 13.20% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	13.20%	10.04%	10.14%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 453,937,936
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$453,937,936
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167625 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JESRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX) returned 13.12% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	13.12%	10.06%	10.64%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 338,172,771
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167624 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JGHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX) returned 13.17% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	13.17%	10.02%	10.59%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 338,172,771
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167623 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JROUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX) returned 12.90% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	12.90%	9.86%	10.44%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 338,172,771
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167621 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JVIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX) returned 12.66% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	12.66%	9.54%	10.19%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 338,172,771
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167619 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JMENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class I/JMENX) returned 13.01% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	13.01%	9.96%	10.53%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 338,172,771
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167627 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JJERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class A/JJERX) returned 12.75% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	7.11%	8.51%	9.59%
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)—excluding sales charge	12.75%	9.62%	10.19%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 338,172,771
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167626 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JRETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX) returned 13.09% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	13.09%	10.02%	10.59%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 338,172,771
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$338,172,771
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	30.0%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.2%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221540 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JAAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX) returned 13.13% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	13.13%	11.49%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 134,716,308
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221534 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JAAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX) returned 12.67% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	7.05%	9.93%
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)—excluding sales charge	12.67%	11.09%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 134,716,308
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221535 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JABSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class I/JABSX) returned 13.05% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	13.05%	11.43%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 134,716,308
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221536 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JAAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX) returned 12.66% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	12.66%	11.22%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 134,716,308
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221537 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JABBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX) returned 13.04% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	13.04%	11.39%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 134,716,308
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221538 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JABDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX) returned 13.11% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	13.11%	11.53%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 134,716,308
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221539 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JABEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX) returned 13.24% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation contributed the most to absolute performance | With the exception of the dedicated sector portfolio, all major equity categories—including large-, mid-, and small-cap U.S. stocks, international equities, and defensive equities—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and short-term bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | The fund’s holdings in bonds posted a net loss due to negative returns for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	13.24%	11.56%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 134,716,308
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$134,716,308
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.4%
Large blend	17.5%
U.S. mid cap	9.4%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259698 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2070 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JHBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of April 24, 2025 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class R6/JHBZX)	$0	0.01%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 665,432
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$665,432
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259695 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2070 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JHOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of April 24, 2025 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class A/JHOQX)	$15	0.41%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.41%
Net Assets	$ 665,432
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$665,432
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259699 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2070 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JHOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of April 24, 2025 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class 1/JHOPX)	$2	0.05%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Net Assets	$ 665,432
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$665,432
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.6%
U.S. large cap	29.9%
International equity	25.5%
Large blend	17.5%
U.S. mid cap	9.3%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	1.0%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.